Hedging derivatives - Hedging instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 392,948	€ 360,626	€ 362,464
Carrying amount - Assets	4,761	8,325	7,216
Carrying amount - liabilities	5,463	6,869	6,048
Change in fair value used for calculating hedge ineffectiveness	(624)	(216)	(3,062)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	206,957	199,260	202,548
Carrying amount - Assets	2,528	4,199	3,570
Carrying amount - liabilities	2,656	4,671	3,649
Change in fair value used for calculating hedge ineffectiveness	1,079	(451)	(1,522)
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	176,176	181,582	183,586
Carrying amount - Assets	2,227	3,528	3,032
Carrying amount - liabilities	1,778	3,850	3,160
Change in fair value used for calculating hedge ineffectiveness	591	(456)	(1,346)
Fair value hedges | Interest rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	66,904	94,713	117,439
Carrying amount - Assets	1,668	2,985	2,651
Carrying amount - liabilities	920	2,747	2,297
Change in fair value used for calculating hedge ineffectiveness	(377)	(27)	(429)
Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	97,321	69,740	44,791
Carrying amount - Assets	1	184	91
Carrying amount - liabilities	734	886	472
Change in fair value used for calculating hedge ineffectiveness	714	(486)	(295)
Fair value hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount			12,325
Carrying amount - Assets			0
Carrying amount - liabilities			32
Change in fair value used for calculating hedge ineffectiveness			(476)
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	21,238	9,037	10,006
Carrying amount - Assets	7	293	73
Carrying amount - liabilities	423	47	55
Change in fair value used for calculating hedge ineffectiveness	287	11	(60)
Fair value hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	13,909	8,422	9,722
Carrying amount - Assets	7	210	49
Carrying amount - liabilities	423	47	54
Change in fair value used for calculating hedge ineffectiveness	22	11	(60)
Fair value hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	7,329
Carrying amount - Assets	0
Carrying amount - liabilities	0
Change in fair value used for calculating hedge ineffectiveness	265
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	9,326	8,434	8,698
Carrying amount - Assets	294	378	465
Carrying amount - liabilities	452	771	428
Change in fair value used for calculating hedge ineffectiveness	200	(11)	(116)
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	1,650
Carrying amount - Assets	12
Carrying amount - liabilities	9
Change in fair value used for calculating hedge ineffectiveness	(7)
Fair value hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	7,397	7,704	7,552
Carrying amount - Assets	281	370	449
Carrying amount - liabilities	443	757	423
Change in fair value used for calculating hedge ineffectiveness	192	(4)	(67)
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	44		0
Carrying amount - Assets	0		0
Carrying amount - liabilities	1		0
Change in fair value used for calculating hedge ineffectiveness	0		5
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	173	207	258
Carrying amount - Assets	0	0	0
Carrying amount - liabilities	2	3	6
Change in fair value used for calculating hedge ineffectiveness	1	5	(5)
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	160,397	139,156	135,439
Carrying amount - Assets	2,034	3,436	3,398
Carrying amount - liabilities	2,157	1,739	1,618
Change in fair value used for calculating hedge ineffectiveness	(1,703)	232	(1,540)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	99,648	74,731	55,810
Carrying amount - Assets	156	478	277
Carrying amount - liabilities	420	522	261
Change in fair value used for calculating hedge ineffectiveness	(526)	75	(267)
Cash flow hedges | Interest rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	69,471	46,547	21,492
Carrying amount - Assets	70	237	99
Carrying amount - liabilities	155	108	97
Change in fair value used for calculating hedge ineffectiveness	(212)	135	(105)
Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	16,846	12,123	6,164
Carrying amount - Assets	20	204	30
Carrying amount - liabilities	182	7	12
Change in fair value used for calculating hedge ineffectiveness	(409)	145	8
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	7,652	7,492
Carrying amount - Assets	0
Carrying amount - liabilities	0
Change in fair value used for calculating hedge ineffectiveness	(155)
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount		7,492	21,655
Carrying amount - Assets		0	33
Carrying amount - liabilities		322	147
Change in fair value used for calculating hedge ineffectiveness		(208)	(93)
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	27,343	23,483	31,803
Carrying amount - Assets	396	555	463
Carrying amount - liabilities	657	802	660
Change in fair value used for calculating hedge ineffectiveness	(112)	(401)	(405)
Cash flow hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	8,381	9,151	10,595
Carrying amount - Assets	280	265	237
Carrying amount - liabilities	42	195	216
Change in fair value used for calculating hedge ineffectiveness	26	(155)	(145)
Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount			9,290
Cash flow hedges | Exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	15,004	13,425	11,030
Carrying amount - Assets	100	283	214
Carrying amount - liabilities	606	600	433
Change in fair value used for calculating hedge ineffectiveness	(133)	(103)	(365)
Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount			9,290
Carrying amount - Assets			0
Carrying amount - liabilities			0
Change in fair value used for calculating hedge ineffectiveness			113
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	21,609	27,021	38,938
Carrying amount - Assets	1,425	2,362	2,625
Carrying amount - liabilities	400	275	640
Change in fair value used for calculating hedge ineffectiveness	(815)	679	(826)
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	3,604	5,218	7,347
Carrying amount - Assets	95		133
Carrying amount - liabilities	2		5
Change in fair value used for calculating hedge ineffectiveness	(112)		201
Cash flow hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	17,005	19,682	27,044
Carrying amount - Assets	1,330	2,100	2,492
Carrying amount - liabilities	393	264	622
Change in fair value used for calculating hedge ineffectiveness	(702)	550	(1,020)
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	11,741	13,907	8,830
Carrying amount - Assets	52	36	33
Carrying amount - liabilities	679	140	53
Change in fair value used for calculating hedge ineffectiveness	(247)	(129)	(44)
Cash flow hedges | Inflation risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount		5,218
Carrying amount - Assets		262
Carrying amount - liabilities		0
Change in fair value used for calculating hedge ineffectiveness		129
Cash flow hedges | Inflation risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount			2,230
Carrying amount - Assets			5
Carrying amount - liabilities			4
Change in fair value used for calculating hedge ineffectiveness			4
Cash flow hedges | Inflation risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	10,503	10,206	6,511
Carrying amount - Assets	51	26	28
Carrying amount - liabilities	678	136	42
Change in fair value used for calculating hedge ineffectiveness	(232)	(132)	(44)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	56	14	58
Carrying amount - Assets	5	5	0
Carrying amount - liabilities	1	0	4
Change in fair value used for calculating hedge ineffectiveness	(3)	8	2
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	25,594	22,210	24,477
Carrying amount - Assets	199	690	248
Carrying amount - liabilities	650	459	781
Change in fair value used for calculating hedge ineffectiveness	0	3	0
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	25,594	22,210	24,477
Carrying amount - Assets	199	690	248
Carrying amount - liabilities	650	459	781
Change in fair value used for calculating hedge ineffectiveness	0	3	0
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	25,594	22,210	24,477
Carrying amount - Assets	199	690	248
Carrying amount - liabilities	650	459	781
Change in fair value used for calculating hedge ineffectiveness	€ 0	€ 0	€ 0